Disclosure of detailed information about cash flow information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Change in asset retirement provision included in mineral interest	$ 4,766	$ 6,235
Change in accounts payable related to mineral property, plant and equipment	2,655	(29,903)
Reclassification to (from) mineral properties, plant and equipment from (to) VAT receivable	2,629	(25,013)
Fair value of shares included in mineral property, plant and equipment	0	8,395
Borrowing costs included in mineral properties, plant and equipment	877	3,568
Sharebased compensation included in mineral properties, plant and equipment	$ 607	$ 620